Onerous Contracts	12 Months Ended
Dec. 31, 2022
Onerous Contracts [Abstract]
Onerous Contracts
Note 22 - Onerous Contracts
Onerous contracts are comprised of the following:

	As of December 31,
(In $ millions)	2022	2021
Onerous rig contract "Tivar"	—	16.8
Onerous rig contract "Vale"	26.9	26.9
Onerous rig contract "Var"	27.6	27.6
Total	54.5	71.3
Onerous contracts relate to the estimated excess of remaining shipyard installments to be made to Keppel FELS over the fair value estimate for the jack-up drilling rigs "Tivar", "Vale" and "Var".
During the quarter ended December 31, 2022, the Company entered into a sales agreement relating to three newbuild jack-up rigs, of which one was the jack-up rig "Tivar". Upon sale of the "Tivar" in the fourth quarter of 2022, the corresponding onerous liability was de-recognized.